Note 14 - Goodwill - Weighted Average Cost of Capital (Details) - Weighted average cost of capital, measurement input [member]	Dec. 31, 2020
CHILE
Statement Line Items [Line Items]
Weighted average cost of capital	0.0721
BRAZIL
Statement Line Items [Line Items]
Weighted average cost of capital	0.0967